Property, plant and equipment, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property Plant And Equipment Net Details Narrative
Depreciation expenses	$ 1,046	$ 1,047	$ 1,082
Depreciated property, plant and equipment	$ 8,761	$ 9,195